Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 03, 2021	Feb. 06, 2020	Oct. 20, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 11, 2021	Apr. 12, 2021
Equity (Details) [Line Items]
Proceeds from issuance			$ 108,737
Net of issuance expenses			$ 509
Total equity-based compensation expenses				$ 4,711	$ 3,987	$ 1,405
Issuance of aggregate RSUs shares (in Shares)	24,222	173,005
Compensation costs related to RSUs				1,130
Total unrecognized compensation cost related to non-vested options				$ 10,369
Weighted-average period				2 years 18 days
Cash dividend per common share (in Dollars per share)								$ 0.37
Cash dividend total amount							$ 20,286
2011 Plan [Member]
Equity (Details) [Line Items]
Total number of common shares available (in Shares)				8,000,000
2021 Plan [Member]
Equity (Details) [Line Items]
Common shares available for future grant (in Shares)				1,868,172
Employees and Directors [Member]
Equity (Details) [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)				$ 10.35	$ 7.99	$ 4.24
Total intrinsic value of options exercised				$ 8,505	$ 11,658	$ 2,301
IPO [Member]
Equity (Details) [Line Items]
Shares issued (in Shares)			3,898,304
Shares issued price per share (in Dollars per share)			$ 29.5